Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Service/ Products received from related parties:
Service/ Products received from related parties		$ 1,068,990	$ 7,823,592	$ 6,477,948
Service/ Products delivered to related parties:
Service/ Products delivered to related parties		68,825	146,243	111,627
Guardforce Security (Thailand) Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[1]	918,536	792,499	763,256
Guardforce Aviation Security Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[2]	1,643	4,052	5,739
Perfekt Technology & System Co., Ltd. [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]			6,850
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[4]	6,178	5,964,199	5,702,103
Shenzhen Kewei Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[5]	93,633	1,196,450
Shenzhen Kewei Robot Technology Co., Limited – ICP [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[6]		3,000,000
InnoAI Technology (Shenzhen) Co., Ltd. [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[7]	49,000
Guardforce Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[8]			12,846
GF Technovation Company Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[8]	231	146,243	98,781
Shenzhen Kewei Robot Technology Co., Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties	[9]	$ 68,594

[1]	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.
[2]	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.
[3]	Perfekt Technology & System Co., Ltd. provided security equipment to the Company.
[4]	The Company paid $13,219,105 to Shenzhen Intelligent Guardforce Robot Technology Co., Limited for the purchase of robots, in which robots amounting to $4,481,346 had yet to be delivered, and robots amounting to $2,773,560 were returned by the Company.
[5]	The Company paid $1,785,617 to Shenzhen Kewei Robot Technology Co., Limited for the purchase of robots amounting to $1,611,782, in which robots amounting to $415,332 were returned by the Company.
[6]	On February 8, 2022, the Company entered into a Commission Development Agreement with Shenzhen Kewei Robot Technology Co., Limited for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid in 2022 as a one-time lump sum payment upon the execution of the agreement.
[7]	InnoAI Technology (Shenzhen) Co., Ltd. provided ERP and IT support services to the Company.
[8]	The Company sold robots to GF Technovation Company Limited.
[9]	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.